                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2031
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                               MFS SERIES TRUST V
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                     Date of fiscal year end: September 30
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                    Date of reporting period: June 30, 2007
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) TOTAL RETURN FUND

6/30/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/07

ISSUER                                                                                           SHARES/PAR             VALUE ($)
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
COMMON STOCKS - 59.1%
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AEROSPACE - 2.1%
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Lockheed Martin Corp.                                                                             1,282,990       $   120,767,849
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Northrop Grumman Corp.                                                                              607,800            47,329,386
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United Technologies Corp.                                                                         1,008,480            71,531,486
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                                                                                                                  $   239,628,721
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ALCOHOLIC BEVERAGES - 0.4%
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Diageo PLC                                                                                        2,095,322       $    43,515,344
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Molson Coors Brewing Co.                                                                             22,320             2,063,707
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                                                                                                                  $    45,579,051
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APPAREL MANUFACTURERS - 0.5%
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Hanesbrands, Inc. (a)                                                                                64,377       $     1,740,110
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NIKE, Inc., "B"                                                                                     994,210            57,952,501
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                                                                                                                  $    59,692,611
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AUTOMOTIVE - 0.8%
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Autoliv, Inc.                                                                                       123,020       $     6,996,147
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Bayerische Motoren Werke AG                                                                         554,240            35,958,048
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Goodyear Tire & Rubber Co. (a)(l)                                                                    26,690               927,744
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Johnson Controls, Inc.                                                                              396,380            45,888,913
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                                                                                                                  $    89,770,852
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BIOTECHNOLOGY - 0.7%
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Amgen, Inc. (a)                                                                                   1,430,370       $    79,085,157
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Invitrogen Corp. (a)                                                                                 50,560             3,728,800
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                                                                                                                  $    82,813,957
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BROADCASTING - 0.8%
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Citadel Broadcasting Corp.                                                                           23,321       $       150,420
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E.W. Scripps Co., "A" (l)                                                                           740,060            33,813,341
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Viacom, Inc., "B" (a)                                                                               763,831            31,798,285
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Walt Disney Co.                                                                                     303,680            10,367,635
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WPP Group PLC                                                                                       649,520             9,714,247
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                                                                                                                  $    85,843,928
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BROKERAGE & ASSET MANAGERS - 2.6%
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Bear Stearns Cos., Inc. (l)                                                                         145,780       $    20,409,200
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Franklin Resources, Inc. (l)                                                                        263,670            34,928,365
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Goldman Sachs Group, Inc.                                                                           365,850            79,297,988
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Julius Baer Holding Ltd.                                                                            133,571             9,548,034
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KKR Private Equity Investments LP, IEU (z)                                                          474,330            10,672,425
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Legg Mason, Inc.                                                                                     37,650             3,704,007
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Lehman Brothers Holdings, Inc.                                                                      192,460            14,342,119
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Mellon Financial Corp.                                                                            1,445,080            63,583,520
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Merrill Lynch & Co., Inc.                                                                           308,437            25,779,164
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Morgan Stanley                                                                                      439,820            36,892,102
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                                                                                                                  $   299,156,924
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BUSINESS SERVICES - 0.3%
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Accenture Ltd., "A"                                                                                 546,280       $    23,429,949
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Alliance Data Systems Corp. (a)                                                                      25,810             1,994,597
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Fidelity National Information Services, Inc.                                                        119,160             6,468,005
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                                                                                                                  $    31,892,551
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CABLE TV - 0.2%
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Time Warner Cable, Inc. (a)                                                                         621,520       $    24,344,938
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CHEMICALS - 1.0%
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3M Co.                                                                                              242,010       $    21,004,048
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Dow Chemical Co.                                                                                    186,130             8,230,669
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PPG Industries, Inc.                                                                                729,160            55,496,368
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Rohm & Haas Co. (l)                                                                                 152,060             8,314,641
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Syngenta AG                                                                                         101,360            19,757,513
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                                                                                                                  $   112,803,239
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COMPUTER SOFTWARE - 1.2%
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Compuware Corp. (a)                                                                               3,527,930       $    41,841,250
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McAfee, Inc. (a)                                                                                    322,420            11,349,184
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Oracle Corp. (a)                                                                                  4,304,740            84,846,425
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                                                                                                                  $   138,036,859
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COMPUTER SOFTWARE - SYSTEMS - 0.6%
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Hewlett-Packard Co.                                                                               1,233,000       $    55,016,460
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International Business Machines Corp.                                                               149,900            15,776,975
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                                                                                                                  $    70,793,435
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CONSTRUCTION - 1.2%
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D.R. Horton, Inc. (l)                                                                             1,170,670       $    23,331,453
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Masco Corp. (l)                                                                                   2,892,610            82,352,607
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Sherwin-Williams Co.                                                                                242,120            16,093,716
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Toll Brothers, Inc. (a)(l)                                                                          466,730            11,658,915
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                                                                                                                  $   133,436,691
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CONSUMER GOODS & SERVICES - 0.6%
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Estee Lauder Cos., Inc., "A"                                                                         61,360       $     2,792,494
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Procter & Gamble Co.                                                                              1,054,400            64,518,736
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Scotts Miracle-Gro Co.                                                                               97,770             4,198,244
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                                                                                                                  $    71,509,474
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CONTAINERS - 0.6%
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Owens-Illinois, Inc. (a)(l)                                                                       1,893,100       $    66,258,500
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Smurfit-Stone Container Corp. (a)                                                                   344,180             4,581,036
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                                                                                                                  $    70,839,536
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ELECTRICAL EQUIPMENT - 2.2%
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Cooper Industries Ltd., "A"                                                                          64,410       $     3,677,167
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General Electric Co.                                                                              2,496,630            95,570,996
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Rockwell Automation, Inc.                                                                           563,290            39,114,858
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Tyco International Ltd.                                                                           1,484,760            50,170,040
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W.W. Grainger, Inc.                                                                                 540,530            50,296,317
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WESCO International, Inc. (a)(l)                                                                    260,840            15,767,778
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                                                                                                                  $   254,597,156
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ELECTRONICS - 0.7%
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Applied Materials, Inc.                                                                             255,720       $     5,081,156
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Intel Corp.                                                                                       2,330,220            55,366,027
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Intersil Corp., "A"                                                                                 232,200             7,305,012
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SanDisk Corp. (a)                                                                                   205,800            10,071,852
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                                                                                                                  $    77,824,047
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ENERGY - INDEPENDENT - 2.4%
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Anadarko Petroleum Corp.                                                                          1,549,430       $    80,554,866
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Apache Corp.                                                                                        588,080            47,981,447
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Devon Energy Corp.                                                                                1,123,200            87,935,328
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EOG Resources, Inc.                                                                                 188,370            13,762,312
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Newfield Exploration Co. (a)(l)                                                                     101,860             4,639,723
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Sunoco, Inc.                                                                                        154,260            12,291,437
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Talisman Energy, Inc.                                                                               635,880            12,291,560
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Tesoro Corp.                                                                                         42,500             2,428,875
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Ultra Petroleum Corp. (a)(l)                                                                        238,300            13,163,692
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                                                                                                                  $   275,049,240
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ENERGY - INTEGRATED - 3.9%
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Chevron Corp.                                                                                       546,575       $    46,043,478
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ConocoPhillips                                                                                      578,270            45,394,195
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Exxon Mobil Corp.                                                                                 1,817,178           152,424,891
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Hess Corp.                                                                                        1,488,610            87,768,446
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Royal Dutch Shell PLC, ADR                                                                          142,400            11,562,880
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TOTAL S.A., ADR                                                                                   1,199,510            97,136,320
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                                                                                                                  $   440,330,210
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FOOD & BEVERAGES - 1.2%
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Kellogg Co. (l)                                                                                     847,440       $    43,888,918
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Nestle S.A                                                                                          112,043            42,542,096
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Pepsi Bottling Group, Inc.                                                                          263,490             8,874,343
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PepsiCo, Inc.                                                                                       575,500            37,321,175
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Tyson Foods, Inc., "A"                                                                              217,300             5,006,592
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                                                                                                                  $   137,633,124
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FOOD & DRUG STORES - 0.7%
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CVS Corp.                                                                                         1,491,189       $    54,353,839
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Kroger Co.                                                                                          390,290            10,978,858
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Sally Beauty Holdings, Inc. (a)                                                                   1,453,520            13,081,680
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                                                                                                                  $    78,414,377
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FOREST & PAPER PRODUCTS - 0.4%
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Bowater, Inc. (l)                                                                                 1,088,192       $    27,150,390
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MeadWestvaco Corp. (l)                                                                              480,590            16,974,439
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                                                                                                                  $    44,124,829
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FURNITURE & APPLIANCES - 0.0%
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Tupperware Brands Corp.                                                                             141,380       $     4,063,261
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GAMING & LODGING - 0.2%
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Pinnacle Entertainment, Inc. (a)                                                                    125,820       $     3,541,833
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Royal Caribbean Cruises Ltd. (l)                                                                    508,630            21,860,917
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                                                                                                                  $    25,402,750
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GENERAL MERCHANDISE - 1.2%
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Family Dollar Stores, Inc.                                                                          331,540       $    11,378,453
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Macy's, Inc.                                                                                      2,863,060           113,892,527
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Wal-Mart Stores, Inc.                                                                               320,450            15,416,850
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                                                                                                                  $   140,687,830
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HEALTH MAINTENANCE ORGANIZATIONS - 0.8%
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AMERIGROUP Corp. (a)(l)                                                                              52,490       $     1,249,262
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CIGNA Corp.                                                                                         193,030            10,080,027
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Coventry Health Care, Inc. (a)                                                                       27,980             1,613,047
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UnitedHealth Group, Inc.                                                                            510,710            26,117,709
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WellPoint, Inc. (a)                                                                                 714,100            57,006,603
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                                                                                                                  $    96,066,648
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INSURANCE - 5.1%
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Ace Ltd.                                                                                             72,590       $     4,538,327
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Aflac, Inc.                                                                                         711,040            36,547,456
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Allied World Assurance Co. Holdings Ltd.                                                             32,200             1,650,250
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Allstate Corp.                                                                                    1,947,730           119,804,872
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Aspen Insurance Holdings Ltd.                                                                        93,050             2,611,914
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Chubb Corp.                                                                                         240,420            13,016,339
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Conseco, Inc. (a)                                                                                 2,413,080            50,409,241
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Endurance Specialty Holdings Ltd.                                                                   273,450            10,948,938
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First American Corp.                                                                                 62,330             3,085,335
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Genworth Financial, Inc., "A"                                                                     3,941,230           135,578,312
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Hartford Financial Services Group, Inc.                                                             621,765            61,250,070
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IPC Holdings Ltd.                                                                                    50,400             1,627,416
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Mercury General Corp.                                                                                10,980               605,108
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MetLife, Inc.                                                                                       922,580            59,487,958
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MGIC Investment Corp. (l)                                                                           138,850             7,895,011
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PartnerRe Ltd. (l)                                                                                  132,120            10,239,300
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Principal Financial Group, Inc.                                                                     107,400             6,260,346
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Protective Life Corp.                                                                                65,710             3,141,595
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Prudential Financial, Inc.                                                                           22,700             2,207,121
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Travelers Cos., Inc.                                                                                754,430            40,362,005
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W.R. Berkley Corp.                                                                                  140,290             4,565,037
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XL Capital Ltd., "A"                                                                                 53,780             4,533,116
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Zenith National Insurance Corp. (l)                                                                  71,520             3,367,877
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                                                                                                                  $   583,732,944
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INTERNET - 0.0%
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RealNetworks, Inc. (a)(l)                                                                           118,370       $       967,083
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LEISURE & TOYS - 0.1%
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Hasbro, Inc. (l)                                                                                    182,280       $     5,725,415
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Polaris Industries, Inc. (l)                                                                         84,232             4,562,005
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                                                                                                                  $    10,287,420
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MACHINERY & TOOLS - 1.0%
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Commercial Metals Co.                                                                               175,490       $     5,926,297
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Cummins, Inc.                                                                                        96,300             9,746,523
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Deere & Co. (l)                                                                                     418,850            50,571,949
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Eaton Corp.                                                                                         254,960            23,711,280
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Timken Co.                                                                                          796,540            28,763,059
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                                                                                                                  $   118,719,108
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MAJOR BANKS - 4.6%
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Bank of America Corp.                                                                             3,483,088       $   170,288,172
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Bank of New York Co., Inc. (l)                                                                    2,243,800            92,983,072
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JPMorgan Chase & Co.                                                                              2,214,532           107,294,075
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PNC Financial Services Group, Inc.                                                                  883,080            63,210,866
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State Street Corp. (l)                                                                              360,110            24,631,524
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SunTrust Banks, Inc.                                                                                809,080            69,370,519
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                                                                                                                  $   527,778,228
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.2%
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McKesson Corp.                                                                                       34,440       $     2,054,002
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Omnicare, Inc.                                                                                      247,200             8,914,032
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Tenet Healthcare Corp. (a)(l)                                                                     2,495,530            16,245,900
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                                                                                                                  $    27,213,934
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MEDICAL EQUIPMENT - 1.3%
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Advanced Medical Optics, Inc. (a)(l)                                                                 41,780       $     1,457,286
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Boston Scientific Corp. (a)                                                                       3,293,130            50,516,614
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Cooper Cos., Inc. (l)                                                                               875,460            46,679,527
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DENTSPLY International, Inc.                                                                        331,637            12,688,432
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Pall Corp.                                                                                          691,570            31,805,304
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                                                                                                                  $   143,147,163
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METALS & MINING - 0.2%
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BHP Billiton PLC                                                                                    487,900       $    13,528,138
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Freeport-McMoRan Copper & Gold, Inc.                                                                120,000             9,938,400
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                                                                                                                  $    23,466,538
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NATURAL GAS - DISTRIBUTION - 0.1%
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Questar Corp.                                                                                       244,950       $    12,945,608
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NATURAL GAS - PIPELINE - 0.6%
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El Paso Corp.                                                                                       173,550       $     2,990,266
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Williams Cos., Inc. (l)                                                                           1,991,150            62,960,163
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                                                                                                                  $    65,950,429
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NETWORK & TELECOM - 0.9%
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Cisco Systems, Inc. (a)                                                                             766,040       $    21,334,214
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InterDigital Communications Corp. (a)(l)                                                             73,030             2,349,375
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Motorola, Inc.                                                                                      814,100            14,409,570
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Nortel Networks Corp. (a)                                                                         2,456,157            59,070,576
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                                                                                                                  $    97,163,735
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OIL SERVICES - 0.7%
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GlobalSantaFe Corp. (l)                                                                             385,120       $    27,824,920
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Halliburton Co.                                                                                     252,000             8,694,000
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Noble Corp. (l)                                                                                     445,580            43,452,962
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                                                                                                                  $    79,971,882
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OTHER BANKS & DIVERSIFIED FINANCIALS - 4.7%
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American Express Co.                                                                                807,710       $    49,415,698
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AmeriCredit Corp. (a)(l)                                                                            137,760             3,657,528
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BankUnited Financial Corp., "A" (l)                                                                 127,170             2,552,302
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Capital One Financial Corp. (l)                                                                     184,650            14,483,946
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CapitalSource, Inc., REIT (l)                                                                        83,550             2,054,494
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CIT Group, Inc. (l)                                                                                 150,480             8,250,818
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Citigroup, Inc.                                                                                   3,215,463           164,921,097
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Countrywide Financial Corp. (l)                                                                     977,500            35,532,125
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Fannie Mae                                                                                        1,194,270            78,021,659
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Freddie Mac                                                                                         570,100            34,605,070
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Marshall & Ilsley Corp. (l)                                                                         150,960             7,190,225
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New York Community Bancorp, Inc. (l)                                                              3,205,570            54,558,801
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Northern Trust Corp.                                                                                 59,850             3,844,764
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TCF Financial Corp. (l)                                                                              44,820             1,245,996
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UBS AG                                                                                              668,861            39,972,420
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UBS AG                                                                                              442,390            26,547,824
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Zions Bancorporation                                                                                 90,910             6,991,888
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                                                                                                                  $   533,846,655
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PERSONAL COMPUTERS & PERIPHERALS - 0.1%
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Western Digital Corp. (a)                                                                           454,640       $     8,797,284
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PHARMACEUTICALS - 3.1%
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Abbott Laboratories                                                                                 155,530       $     8,328,632
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Eli Lilly & Co.                                                                                     768,540            42,946,015
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Endo Pharmaceuticals Holdings, Inc. (a)                                                             130,510             4,467,357
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GlaxoSmithKline PLC                                                                                 444,100            11,635,341
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GlaxoSmithKline PLC, ADR (l)                                                                        381,230            19,965,015
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Johnson & Johnson                                                                                 1,463,690            90,192,578
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Merck & Co., Inc.                                                                                   760,010            37,848,498
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Warner Chilcott Ltd., "A" (a)(l)                                                                    904,190            16,356,797
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                             2,163,930           124,079,746
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   355,819,979
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.6%
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Lee Enterprises, Inc. (l)                                                                            75,130       $     1,567,212
---------------------------------------------------------------------------------------------------------------------------------
New York Times Co., "A" (l)                                                                       2,365,000            60,071,000
---------------------------------------------------------------------------------------------------------------------------------
Washington Post Co., "B"                                                                              5,340             4,144,321
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    65,782,533
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RAILROAD & SHIPPING - 0.5%
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Burlington Northern Santa Fe Corp.                                                                  367,140       $    31,258,300
---------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                              482,870            25,384,476
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    56,642,776
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REAL ESTATE - 0.4%
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BRE Properties, Inc., REIT (l)                                                                       69,510       $     4,121,248
---------------------------------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc., REIT (l)                                                         217,930             7,856,376
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Equity Residential, REIT                                                                            279,730            12,764,080
---------------------------------------------------------------------------------------------------------------------------------
Host Hotels & Resorts, Inc., REIT                                                                   365,880             8,459,146
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Macerich Co., REIT                                                                                   33,620             2,770,960
---------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp., REIT                                                                        127,240             5,533,668
---------------------------------------------------------------------------------------------------------------------------------
Maguire Properties, Inc., REIT                                                                       75,320             2,585,736
---------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc., REIT                                                                          55,160             2,736,488
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    46,827,702
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Brinker International, Inc.                                                                         194,640       $     5,697,113
---------------------------------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. (a)                                                                            50,010             3,547,709
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     9,244,822
SPECIALTY CHEMICALS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                      603,000       $    48,463,110
---------------------------------------------------------------------------------------------------------------------------------
Albemarle Corp.                                                                                     124,100             4,781,573
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                       239,430            17,236,566
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    70,481,249
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. (a)(l)                                                                            140,180       $     5,842,702
---------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                   136,980             4,203,916
---------------------------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                                                      29,960             1,177,428
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RadioShack Corp.                                                                                     68,220             2,260,811
---------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                       896,170            21,266,114
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    34,750,971
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                               1,116,890       $    23,130,792
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                                6,641,773            22,344,183
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    45,474,975
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.0%
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AT&T, Inc.                                                                                        1,391,538       $    57,748,827
---------------------------------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                                        804,492            50,980,658
---------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. (a)(l)                                                   4,490,260            43,555,522
---------------------------------------------------------------------------------------------------------------------------------
TELUS Corp.                                                                                         174,760            10,485,929
---------------------------------------------------------------------------------------------------------------------------------
TELUS Corp. (non-voting shares)                                                                      53,660             3,168,202
---------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                      1,445,070            59,493,532
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   225,432,670
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                1,991,750       $   139,701,345
---------------------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                         158,450            12,243,432
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                                              52,630             3,431,476
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   155,376,253
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                                                    178,900       $    13,059,700
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. (l)                                                                                177,750       $     3,057,300
---------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                                    192,070            16,742,742
---------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                            379,320            32,739,109
---------------------------------------------------------------------------------------------------------------------------------
DPL, Inc. (l)                                                                                       628,810            17,820,475
---------------------------------------------------------------------------------------------------------------------------------
Edison International (l)                                                                            248,760            13,960,411
---------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                       144,400            15,501,340
---------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                   1,249,620            70,903,439
---------------------------------------------------------------------------------------------------------------------------------
Integrys Energy Group, Inc. (l)                                                                     220,070            11,164,151
---------------------------------------------------------------------------------------------------------------------------------
Mirant Corp. (a)                                                                                    125,870             5,368,356
---------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities                                                                                 168,760             4,786,034
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. (a)                                                                              1,137,420            47,282,549
---------------------------------------------------------------------------------------------------------------------------------
Pepco Holdings, Inc.                                                                                426,310            12,021,942
---------------------------------------------------------------------------------------------------------------------------------
PG&E Corp. (l)                                                                                      287,590            13,027,827
---------------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                           142,770             6,680,208
---------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                               429,190            37,674,298
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc. (l)                                                                               157,640             3,226,891
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   311,957,072
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                             $ 6,755,174,952
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 39.8%
---------------------------------------------------------------------------------------------------------------------------------
AGENCY - OTHER - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 9.65%, 2018                                                                   $  2,850,000       $     3,842,111
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., "A4", FRN, 5.3533%, 2047                            $  6,000,000       $     5,786,710
---------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., "AM", FRN, 5.3533%, 2047                               5,480,549             5,263,354
---------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                                     12,050,000            11,354,097
---------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., FRN, 5.482%, 2049                                     10,682,373            10,323,766
---------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)                            10,340,000            10,339,948
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                              6,968,510             6,685,829
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Capital Finance LP, 7.75%, 2026 (n)                                                     1,269,420             1,264,858
---------------------------------------------------------------------------------------------------------------------------------
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)                                                    2,400,000             2,302,875
---------------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.543%, 2032                                          1,203,666             1,219,417
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Commercial Mortgage Trust, 5.462%, 2049                                                13,793,282            13,316,669
---------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                                  13,600,000            13,341,290
---------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, "H", FRN, 5.8816%, 2049 (z)                    3,938,375             3,635,944
---------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, "J", FRN, 5.8816%, 2049 (z)                    6,650,000             5,997,165
---------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.3996%, 2044                             6,630,000             6,506,001
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                            210,049               208,859
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035                                          3,926,273             3,897,488
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046                                          6,450,000             6,402,416
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                             8,321,579             8,053,503
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039                                         13,870,000            13,276,951
---------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (n)                                                1,771,486             1,758,732
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                           3,184,201             3,186,670
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                                         925,025               933,620
---------------------------------------------------------------------------------------------------------------------------------
GE Commercial Mortgage Corp., FRN, 5.5182%, 2044                                                  7,580,000             7,340,419
---------------------------------------------------------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036                                                 7,534,000             7,496,890
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                          5,165,031             5,031,663
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                                     3,468,895             3,388,708
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                                     8,686,131             8,363,808
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 6.1126%, 2038                                    6,950,000             6,994,258
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042                                  9,444,000             8,782,521
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045                                13,820,000            13,505,457
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045                                  6,908,729             6,683,313
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047                                11,670,000            11,166,147
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037                            9,800,000             9,220,252
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3802%, 2041                           2,279,327             2,219,946
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.4721%, 2043                          12,670,000            12,281,129
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043                           13,820,000            13,459,519
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                           13,155,000            13,138,226
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.0657%, 2045                          13,820,000            13,903,590
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                           11,782,189            11,229,629
---------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, 5.413%, 2039                                                    3,666,809             3,531,881
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust, FRN, 5.843%, 2039                                                  12,847,000            12,708,954
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust, FRN, 5.4405%, 2044                                                  5,721,000             5,525,862
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.6577%, 2039                           6,500,000             6,345,834
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                           14,050,000            13,335,581
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 5.168%, 2042                                                      4,603,980             4,429,327
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 0.6998%, 2030 (i)(n)                                       264,585,811             2,810,192
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                2,138,225             2,155,049
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 4.109%, 2035                                           4,333,137             4,295,424
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                                     5,243,000             5,125,763
---------------------------------------------------------------------------------------------------------------------------------
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                                   8,242,000             8,130,462
---------------------------------------------------------------------------------------------------------------------------------
Spirit Master Funding LLC, 5.05%, 2023 (z)                                                        9,794,476             9,169,980
---------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 4.67%, 2035                                              15,175,943            15,016,492
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                            15,690,000            14,836,723
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044                                              7,432,000             6,906,262
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 5.339%, 2048                                            13,870,000            13,278,433
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                       11,645,000            10,980,145
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                       11,945,166            11,396,300
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                                       12,150,000            11,614,279
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 6.0213%, 2043 (z)                                  10,140,000             9,449,514
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3683%, 2044                                       8,159,000             7,846,963
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.4905%, 2044                                       9,904,000             9,571,290
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.466%, 2045                                       12,262,000            11,900,188
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 6.1637%, 2045                                       9,160,000             9,235,800
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045                                        9,830,000             9,735,963
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.603%, 2048                                       14,980,000            14,632,891
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   523,227,189
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 5.5%, 2016                                                             $  9,612,000       $     9,307,059
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
CBS Corp., 6.625%, 2011                                                                        $  8,518,000       $     8,743,063
---------------------------------------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc., 7.5%, 2027                                                        3,800,000             3,799,476
---------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                                 5,513,000             6,474,688
---------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.2%, 2034                                                                    2,605,000             2,428,355
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    21,445,582
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.625%, 2017                                                        $ 11,272,000       $    10,803,231
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.05%, 2016                                                            7,818,000             7,732,995
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.11%, 2037                                                            7,900,000             7,412,752
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 5.75%, 2016                                                                       6,120,000             5,978,695
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 6.75%, 2011                                                           8,407,000             8,716,596
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    40,644,269
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
CRH America, Inc., 6.95%, 2012                                                                 $  8,021,000       $     8,334,429
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc., 5.5%, 2016                                                                $  8,409,000       $     8,205,569
---------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 5.5%, 2012                                                                           5,100,000             5,012,382
---------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 6.4%, 2016                                                                           2,645,000             2,661,309
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    15,879,260
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                                         $  9,350,000       $     8,757,173
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375%, 2033                                                    7,170,000             8,321,079
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    17,078,252
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                                   $  8,542,000       $     8,963,411
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                                             $  9,914,000       $     9,674,180
---------------------------------------------------------------------------------------------------------------------------------
Western Union Co., 5.4%, 2011                                                                    13,050,000            12,874,843
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    22,549,023
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 5.2%, 2015 (n)                                                     $  8,973,000       $     8,572,104
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                               $  1,533,000       $     1,885,346
---------------------------------------------------------------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)                                       6,340,000             6,232,917
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     8,118,263
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
State of Israel, 4.625%, 2013                                                                  $  6,850,000       $     6,481,217
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp., 5.95%, 2016                                                          $  5,170,000       $     5,048,107
---------------------------------------------------------------------------------------------------------------------------------
Nexen, Inc., 5.875%, 2035                                                                         7,100,000             6,371,732
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                                   8,780,000             9,241,196
---------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc., 5.65%, 2016                                                                    12,100,000            11,749,995
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    32,411,030
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 5.625%, 2016                                                                  $  7,684,000       $     7,626,224
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co., 5.5%, 2016                                                               $ 13,040,000       $    12,742,897
---------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Co., 6.15%, 2016                                                            8,680,000             8,569,694
---------------------------------------------------------------------------------------------------------------------------------
Capmark Financial Group, Inc., 5.875%, 2012 (z)                                                  10,820,000            10,678,204
---------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                                        1,130,000             1,029,116
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 6.25%, 2016                                                         10,910,000            10,714,733
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.45%, 2013                                                       2,383,000             2,358,150
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 6.75%, 2032                                                       2,976,000             3,228,865
---------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.25%, 2011                                                                   8,925,000             8,820,310
---------------------------------------------------------------------------------------------------------------------------------
ORIX Corp., 5.48%, 2011                                                                          13,060,000            12,874,692
---------------------------------------------------------------------------------------------------------------------------------
Residential Capital LLC, 6.875%, 2015                                                            11,380,000            11,037,633
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    82,054,294
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Diageo Finance B.V., 5.5%, 2013                                                                $ 14,470,000       $    14,243,718
---------------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013 (n)                                                               16,686,000            16,406,993
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    30,650,711
FOOD & DRUG STORES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
CVS Caremark Corp., 6.125%, 2016                                                               $  6,630,000       $     6,572,544
---------------------------------------------------------------------------------------------------------------------------------
CVS Caremark Corp., 5.75%, 2017                                                                   4,760,000             4,592,553
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    11,165,097
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                                 $  3,975,000       $     3,627,446
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., 6.375%, 2017                                                     $ 15,150,000       $    15,188,663
---------------------------------------------------------------------------------------------------------------------------------
Wyndham Worldwide Corp., 6%, 2016                                                                 6,562,000             6,328,859
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    21,517,522
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 6.25%, 2037                                                $  9,130,000       $     8,632,543
---------------------------------------------------------------------------------------------------------------------------------
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                      14,773,000            14,258,117
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.5%, 2032                                                                         3,231,000             3,323,080
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.4%, 2036                                                                         7,680,000             7,114,383
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    33,328,123
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Allstate Corp., 5.55%, 2035                                                                    $  8,842,000       $     7,990,878
---------------------------------------------------------------------------------------------------------------------------------
Chubb Corp., 6.375% to 2017, FRN to 2037                                                         12,830,000            12,546,444
---------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                            6,030,000             5,929,631
---------------------------------------------------------------------------------------------------------------------------------
ZFS Finance USA Trust IV, FRN, 5.875%, 2032 (z)                                                   2,640,000             2,601,063
---------------------------------------------------------------------------------------------------------------------------------
ZFS Finance USA Trust V, FRN, 6.5%, 2037 (z)                                                     11,610,000            11,333,321
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    40,401,337
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                                                       $ 16,520,000       $    17,058,139
---------------------------------------------------------------------------------------------------------------------------------
Province of Ontario, 5%, 2011                                                                    13,130,000            12,999,475
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    30,057,614
MACHINERY & TOOLS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, 5.6%, 2017 (z)                                                                 $  9,680,000       $     9,432,415
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 5.3%, 2017                                                              $  7,420,000       $     7,085,247
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 5.49%, 2019                                                               11,900,000            11,263,481
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, 7.195% to 2037, FRN to 2049(z)                                                       8,700,000             8,798,614
---------------------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049(n)                                         7,327,000             7,808,919
---------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049(n)                                           5,386,000             5,360,551
---------------------------------------------------------------------------------------------------------------------------------
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                          9,180,000             9,020,048
---------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049(n)                                               2,712,000             2,783,472
---------------------------------------------------------------------------------------------------------------------------------
PNC Funding Corp., 5.625%, 2017                                                                   6,510,000             6,377,411
---------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049(n)                                            16,307,000            16,386,154
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049(n)                               11,444,000            12,636,705
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 5.25%, 2014                                                                      19,574,000            19,013,910
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo National Bank, 5.75%, 2016                                                           14,710,000            14,684,508
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   121,219,020
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 5.9%, 2016                                                         $  8,998,000       $     8,997,172
---------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc., 5.85%, 2017                                                                6,920,000             6,720,005
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                            1,950,000             2,035,313
---------------------------------------------------------------------------------------------------------------------------------
Hospira, Inc., 5.55%, 2012                                                                        3,080,000             3,053,173
---------------------------------------------------------------------------------------------------------------------------------
Hospira, Inc., 6.05%, 2017                                                                       10,978,000            10,810,355
---------------------------------------------------------------------------------------------------------------------------------
McKesson Corp., 5.7%, 2017                                                                        5,250,000             5,072,036
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    36,688,054
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Vale Overseas Ltd., 6.25%, 2017                                                                $  9,400,000       $     9,323,108
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 14.2%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.33%, 2011                                                                        $  1,562,429       $     1,590,812
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.01%, 2013                                                                           1,031,758               958,583
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.019%, 2013                                                                          3,714,615             3,449,144
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.62%, 2013                                                                             961,787               922,635
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.545%, 2014                                                                          7,652,718             7,247,650
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.63%, 2014                                                                           2,564,647             2,431,786
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.778%, 2014                                                                            255,363               245,147
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.839%, 2014                                                                          5,268,660             5,061,272
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.88%, 2014 - 2020                                                                    1,746,032             1,683,012
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.558%, 2015                                                                            385,127               364,539
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.78%, 2015                                                                           2,447,479             2,340,014
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.856%, 2015                                                                            682,104               648,837
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                         16,015,179            15,404,277
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.19%, 2015                                                                           1,418,398             1,380,332
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.09%, 2016                                                                           2,000,000             1,943,096
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.05%, 2017                                                                           2,501,000             2,422,412
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2037                                                                   504,574,254           489,719,350
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017 - 2037                                                                     252,561,399           251,033,828
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018 - 2035                                                                    84,606,266            79,821,120
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018 - 2035                                                                     163,011,589           154,898,574
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2032                                                                     1,722,076             1,799,658
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031 - 2037                                                                    64,339,469            65,277,134
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2016 - 2037                                                                    122,667,647           122,233,777
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2017 - 2035                                                                    153,431,475           145,548,357
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2019 - 2035                                                                   28,552,055            26,821,106
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2019 - 2036                                                                  127,562,359           123,939,023
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6.5%, 2034 - 2035                                                                   16,882,738            17,145,234
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5.5%, 2032 - 2035                                                                    44,041,950            42,823,871
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2032 - 2035                                                                      28,984,676            28,872,978
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 4.5%, 2033 - 2034                                                                     9,174,724             8,406,222
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5%, 2033 - 2034                                                                       9,765,996             9,247,284
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2035 - 2036                                                                     5,097,216             5,184,610
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 1,620,865,674
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                               $  6,965,000       $     7,602,541
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75%, 2011                                                     8,013,000             8,292,421
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.125%, 2014                                                    1,661,000             1,566,642
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                     2,520,000             2,755,995
---------------------------------------------------------------------------------------------------------------------------------
Spectra Energy Capital LLC, 8%, 2019                                                              5,327,000             5,912,213
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    26,129,812
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc., 6.15%, 2034                                                                        $  9,194,000       $     8,815,290
---------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                                                      8,131,000             8,117,299
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom B.V., 5.75%, 2016                                                               11,261,000            10,985,252
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                                                               4,186,000             3,988,726
---------------------------------------------------------------------------------------------------------------------------------
Telefonica Emisiones S.A.U., 7.045%, 2036                                                         5,830,000             6,037,414
---------------------------------------------------------------------------------------------------------------------------------
Telefonica Europe B.V., 7.75%, 2010                                                               4,400,000             4,664,365
---------------------------------------------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011                                                                            11,527,000            12,326,397
---------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                             19,974,000            20,825,052
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    75,759,795
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                                    $  4,493,000       $     4,488,642
---------------------------------------------------------------------------------------------------------------------------------
Weatherford International, Inc., 6.35%, 2017 (z)                                                  2,900,000             2,938,274
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $     7,426,916
---------------------------------------------------------------------------------------------------------------------------------
OILS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.875%, 2012                                                              $ 12,750,000       $    13,352,183
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                                                      $ 20,190,000       $    19,205,980
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse (USA), Inc., 4.125%, 2010                                                           8,873,000             8,608,673
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse (USA), Inc., 4.875%, 2010                                                           7,652,000             7,536,256
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049(n)                                 12,050,000            11,914,847
---------------------------------------------------------------------------------------------------------------------------------
Nordea Bank AB, 5.424% to 2015, FRN to 2049(n)                                                    5,684,000             5,363,019
---------------------------------------------------------------------------------------------------------------------------------
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                       12,360,000            12,408,797
---------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                                9,069,000             9,575,903
---------------------------------------------------------------------------------------------------------------------------------
Woori Bank, 6.125% to 2011, FRN to 2016(n)                                                       15,472,000            15,546,173
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    90,159,648
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc., 5.75%, 2016                                                                    $  9,860,000       $     9,805,563
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.375%, 2010                                                           $  7,332,000       $     7,681,795
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp., 5.65%, 2017                                                $ 12,920,000       $    12,586,108
---------------------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.75%, 2011                                                                            3,864,000             3,993,548
---------------------------------------------------------------------------------------------------------------------------------
CSX Corp., 7.9%, 2017                                                                             6,220,000             6,925,373
---------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.125%, 2012                                                                 2,772,000             2,808,069
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    26,313,098
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., REIT, 5%, 2015                                                        $  2,006,000       $     1,897,883
---------------------------------------------------------------------------------------------------------------------------------
Erp Operating LP, REIT, 5.75%, 2017                                                              11,570,000            11,342,742
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, 6.25%, 2016                                                         11,278,000            11,345,668
---------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT, 6%, 2012                                                                1,750,000             1,771,259
---------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT, 5.783%, 2016                                                            4,490,000             4,433,763
---------------------------------------------------------------------------------------------------------------------------------
ProLogis, REIT, 5.75%, 2016                                                                      11,170,000            11,017,541
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 5.1%, 2015                                                        11,785,000            11,202,232
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, REIT, 4.75%, 2010                                                           5,141,000             4,981,763
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    57,992,851
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Federated Retail Holdings, Inc., 5.35%, 2012                                                   $  2,980,000       $     2,927,683
---------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc., 5.4%, 2016                                                                      7,569,000             7,095,120
---------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                                                10,571,000             9,832,690
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc., 5.25%, 2035                                                               12,347,000            10,793,118
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    30,648,611
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Cingular Wireless LLC, 6.5%, 2011                                                              $  3,924,000       $     4,057,981
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                         11,430,000            10,886,538
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, 5.625%, 2017                                                                 11,895,000            11,373,904
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    26,318,423
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                                            9,559,000       $     8,963,187
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.625%, 2009                                                                         28,113,000            28,940,562
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.9%, 2008                                                                7,020,000             6,954,756
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 8.8%, 2011                                                            23,656                24,160
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                                                        2,006,947             1,872,682
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                        4,931,534             4,696,286
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                                                        7,290,062             7,027,132
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                                                        8,041,585             7,851,471
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                        4,885,416             4,864,667
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.95%, 2025                                                        6,149,252             5,838,522
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.09%, 2025                                                        7,848,309             7,565,101
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.39%, 2025                                                        5,985,912             5,883,447
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    90,481,973
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 10.5%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6%, 2026                                                                  $ 11,927,000       $    13,019,060
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.75%, 2026                                                                 96,799,000           114,525,317
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                                77,449,000            79,530,442
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.5%, 2036                                                                  18,529,000            16,777,435
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.625%, 2008                                                               262,276,000           263,587,380
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2008                                                                154,763,000           154,267,294
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2009                                                                    26,274,000            25,844,998
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.875%, 2009                                                                 4,700,000             4,696,696
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2010                                                                  96,429,000           100,158,102
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.125%, 2011                                                               310,953,000           313,309,402
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 10.375%, 2012                                                                8,317,000             8,475,539
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875%, 2013                                                                12,085,000            11,477,922
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2014                                                                  9,141,000             9,026,738
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2015                                                                    856,000               812,197
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 4.25%, 2010                                                           43,609,179            45,261,575
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2%, 2014                                                              46,702,296            44,881,654
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $ 1,205,651,751
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 5.15%, 2015                                                          $  8,768,000       $     8,327,916
---------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                           15,019,000            15,592,756
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                   13,306,000            13,644,145
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                                       5,589,000             5,494,132
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                                                     2,667,000             2,690,008
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Funding LLC, 6.927%, 2029                                                            12,485,000            13,479,243
---------------------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 7%, 2022                                                             8,725,000             9,112,216
---------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 4.8%, 2014                                                            2,350,000             2,220,969
---------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 5.8%, 2037                                                            3,450,000             3,218,057
---------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 6.95%, 2012                                                                       3,855,000             4,034,963
---------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 5.5%, 2015                                                                        5,036,000             4,844,058
---------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014 (n)                                                   4,398,899             4,255,583
---------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                          8,817,000             9,094,647
---------------------------------------------------------------------------------------------------------------------------------
Waterford 3 Funding Corp., 8.09%, 2017                                                            6,881,461             7,027,004
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   103,035,697
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                     $ 4,555,567,954
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS (y) - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 5.35%, due 7/02/07 (t)                                        $112,609,000       $   112,592,265
---------------------------------------------------------------------------------------------------------------------------------
Yorktown Capital LLC, 5.26%, due 7/27/07 (t)                                                      3,041,000             3,029,448
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS                                                                                    $   115,621,713
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Repurchase Agreement, 5.38%, dated 6/29/07, due 7/02/07, total to be received $10,577,315 (secured by various U.S. Treasury and Federal Agency
obligations, and Mortgage Backed securities in an individually traded account)                 $ 10,572,640       $    10,572,640
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                344,294,795           344,294,795
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COLLATERAL FOR SECURITIES LOANED                                                                          $   354,867,435
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                            $11,781,232,054
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (3.0)%                                                                              (344,790,635)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                             $11,436,441,419
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of June 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $4,779,548,867 and 40.57% of market value. An independent pricing service provided an evaluated bid for 38.47% of the market value.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $120,034,839 representing 1.1% of net assets.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
    Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                            ACQUISITION        ACQUISITION       CURRENT         TOTAL % OF
RESTRICTED SECURITIES                                          DATE                COST        MARKET VALUE      NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, 5.6%, 2017                                    5/15/07          $ 9,675,644     $ 9,432,415
BNP Paribas, 7.195% to 2037, FRN to 2049                      6/18/07            8,700,000       8,798,614
Bayview Financial Revolving Mortgage Loan Trust,
FRN, 6.12%, 2040                                              3/01/06           10,340,000      10,339,948
Capital Trust Realty CDO Ltd., 5.16%, 2035                    4/07/07            2,310,469       2,302,875
Capmark Financial Group, Inc., 5.875%, 2012                   5/03/07           10,815,347      10,678,204
Citigroup/Deutsche Bank Commercial Mortgage
Trust, "H", FRN, 5.8816%, 2049                                3/14/07            3,907,245       3,635,944
Citigroup/Deutsche Bank Commercial Mortgage
Trust, "J", FRN, 5.8816%, 2049                                3/14/07            6,548,887       5,997,165
KKR Private Equity Investments LP, IEU                   5/03/06 - 6/28/06      11,652,739      10,672,425
Spirit Master Funding LLC, 5.05%, 2023                       10/04/05           10,450,909       9,169,980
Wachovia Bank Commercial Mortgage Trust, FRN,
6.0213%, 2043                                                 3/14/07           10,156,254       9,449,514
Weatherford International, Inc., 6.35%, 2017                  6/14/07            2,897,680       2,938,274
ZFS Finance USA Trust IV, FRN, 5.875%, 2032                   5/03/07            2,639,208       2,601,063
ZFS Finance USA Trust V, FRN, 6.5%, 2037                 5/03/07 - 5/04/07      11,693,843      11,333,321
                                                                                             ----------------------------
Total Restricted Securities                                                                    $97,349,742         0.9%
                                                                                             ============================

The following abbreviations are used in this report and are defined:

ADR      American Depository Receipt
CDO      Collateralized Debt Obligation
FRN      Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IEU      International Equity Unit
REIT     Real Estate Investment Trust
TIPS     Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS TOTAL RETURN FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 6/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $10,384,155,878
                                                               ===============
Gross unrealized appreciation                                  $ 1,595,331,322
Gross unrealized depreciation                                     (198,255,146)
                                                               ---------------
      Net unrealized appreciation (depreciation)               $ 1,397,076,176
                                                               ===============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) SECURITIES LENDING COLLATERAL

At June 30, 2007 the value of securities loaned was $379,005,337. These loans were collateralized by cash of $354,867,435 and U.S. Treasury obligations of $33,895,910.

MFS(R) RESEARCH FUND

6/30/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Research Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/07

ISSUER                                                                                                   SHARES/PAR     VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 100.1%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                               400,750        $   37,722,598
---------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                           900,970            63,905,802
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  101,628,400
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                          679,550        $   14,112,802
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Coach, Inc. (a)                                                                                     213,970        $   10,140,038
---------------------------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                                     509,240            29,683,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   39,823,638
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                                                     836,430        $   46,246,215
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (a)                                                                                   826,800            53,245,920
---------------------------------------------------------------------------------------------------------------------------------
Millipore Corp. (a)(l)                                                                              417,810            31,373,353
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  130,865,488
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.                                                                           31,870        $      205,557
---------------------------------------------------------------------------------------------------------------------------------
News Corp., "A"                                                                                     574,250            12,179,843
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B" (a)                                                                               157,130             6,541,322
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                     415,000            14,168,100
---------------------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                                       699,670            10,464,297
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   43,559,119
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (a)(l)                                                              207,250        $   26,685,510
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                                                                                  116,500            13,205,443
---------------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. (a)                                                                         574,500            12,690,705
---------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                            188,780            25,007,687
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                           148,190            32,120,183
---------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                              574,430            25,274,920
---------------------------------------------------------------------------------------------------------------------------------
TD Ameritrade Holding Corp. (a)(l)                                                                  670,700            13,414,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  148,398,448
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp., "A" (a)(l)                                                    254,630        $   19,120,167
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A" (a)                                                                      923,755        $   25,828,190
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc. (a)(l)                                                                      429,340            16,817,248
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   42,645,438
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                                232,320        $   17,681,875
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                                                             644,080        $   25,859,812
---------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                     684,530            20,173,099
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                                                  1,779,300            35,070,003
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   81,102,914
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                               194,300        $   20,450,075
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Siemens AG                                                                                          197,200        $   28,370,668
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A" (a)(l)                                                                      286,300        $   16,728,509
---------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                                268,220            16,412,382
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   33,140,891
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. (a)(l)                                                                         409,340        $   14,326,900
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
Danaher Corp.                                                                                       704,200        $   53,167,100
---------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                           644,540            44,756,858
---------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                                 313,880            29,206,534
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  127,130,492
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                                           1,320,240        $   26,233,169
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                       2,522,490            59,934,362
---------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (a)(l)                                                              1,041,870            18,972,453
---------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp. (a)                                                                                   482,270            23,602,294
---------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                  1,275,200            14,192,976
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  142,935,254
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Apache Corp. (l)                                                                                    248,600        $   20,283,274
---------------------------------------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                                                 149,470             6,892,062
---------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                  278,600            21,811,594
---------------------------------------------------------------------------------------------------------------------------------
Ultra Petroleum Corp. (a)                                                                           248,170            13,708,911
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   62,695,841
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                   729,300        $   61,173,684
---------------------------------------------------------------------------------------------------------------------------------
Hess Corp. (l)                                                                                      680,200            40,104,592
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR                                                                                     269,560            21,828,969
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  123,107,245
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                                 223,620        $   13,063,880
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                           50,178            19,052,304
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                       599,350            38,867,848
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   70,984,032
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                           761,890        $   27,770,891
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                       433,060        $   17,192,482
---------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                                                        478,300            20,557,334
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   37,749,816
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc. (l)                                                                      653,570        $   22,430,522
---------------------------------------------------------------------------------------------------------------------------------
Macy's, Inc. (l)                                                                                    616,560            24,526,757
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                               141,840             6,823,922
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   53,781,201
---------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. (a)                                                                                 355,420        $   28,373,179
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 5.7%
---------------------------------------------------------------------------------------------------------------------------------
Aflac, Inc.                                                                                         490,210        $   25,196,794
---------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                         441,680            23,912,555
---------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A" (l)                                                                   991,410            34,104,504
---------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                             187,080            18,429,251
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc. (l)                                                                                   825,120            53,203,738
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  154,846,842
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A" (a)                                                                                85,920        $   44,968,810
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 6.8%
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                               982,670        $   48,042,736
---------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (l)                                                                    1,133,810            46,985,086
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                              1,200,300            58,154,535
---------------------------------------------------------------------------------------------------------------------------------
State Street Corp.                                                                                  455,440            31,152,096
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  184,334,453
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc. (a)(l)                                                                                 233,030        $   12,555,656
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. (a)(l)                                                                    1,816,840        $   27,870,326
---------------------------------------------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                                                      83,082             6,865,066
---------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc. (a)                                                                          297,690            12,351,158
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   47,086,550
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                                                  1,208,730        $   33,514,806
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                                       256,000        $   13,529,600
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (l)                                                                           1,446,710        $   45,744,970
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                                           1,606,780        $   44,748,823
---------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                                      763,600            13,515,720
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   58,264,543
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                 291,868        $   21,087,463
---------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                     384,600            13,268,700
---------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. (a)(l)                                                                 174,970            18,238,873
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                         311,270            30,355,050
---------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                                   215,560            18,309,666
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  101,259,752
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                584,350        $   35,750,533
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp. (l)                                                                     275,380            10,010,063
---------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                              253,278            15,136,380
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   60,896,976
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
EMC Corp. (a)                                                                                       930,050        $   16,833,905
---------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. (a)                                                                       1,052,460            30,731,832
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   47,565,737
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. (a)(l)                                                          374,840        $   12,830,773
---------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                   242,200            12,061,560
---------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                    235,860            41,828,026
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                               753,220            43,189,635
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  109,909,994
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                                  142,450        $   12,128,193
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Equity Residential, REIT (l)                                                                        326,220        $   14,885,419
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc. (l)                                                                  280,510        $   22,544,589
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                       316,860            22,810,751
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   45,355,340
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
CarMax, Inc. (a)                                                                                    586,340        $   14,951,670
---------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                   876,660            26,904,695
---------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                                     243,580            12,451,810
---------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                       875,310            20,771,106
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   75,079,281
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. (a)(l)                                                             32,500        $    2,746,250
---------------------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., "B"                                                                    271,380            11,597,741
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,343,991
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc. (l)                                                                                    1,164,750        $   48,337,125
---------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. (a)(l)                                                   1,226,960            11,901,512
---------------------------------------------------------------------------------------------------------------------------------
Telus Corp. (non-voting)                                                                            145,980             8,618,973
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   68,857,610
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                1,336,670        $   93,754,034
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                         305,300        $   33,879,141
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
DPL, Inc. (l)                                                                                       227,750        $    6,454,435
---------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                     238,490            13,531,923
---------------------------------------------------------------------------------------------------------------------------------
Integrys Energy Group, Inc. (l)                                                                     119,800             6,077,454
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. (a)(l)                                                                             526,140            21,871,640
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   47,935,453
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                              $2,730,451,925
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Repurchase Agreement, 5.38%, dated 6/29/07, due 7/02/07, total to be received $130,363,751 (secured by various U.S. Treasury and Federal Agency
obligations and Mortgage Backed securities in a jointly traded account)                         130,305,331        $  130,305,331
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS (v) - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.34%, at Net Asset Value                               6,202,339        $    6,202,339
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                $2,866,959,595
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (5.1)%                                                                              (139,951,378)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                $2,727,008,217
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.

(l) All or a portion of this security is on loan.

(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR       American Depository Receipt
REIT      Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS RESEARCH FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 6/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $2,582,275,862
                                                                ==============
Gross unrealized appreciation                                   $  338,998,047
Gross unrealized depreciation                                      (54,314,314)
                                                                --------------
     Net unrealized appreciation (depreciation)                 $  284,683,733
                                                                ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) INTERNATIONAL NEW DISCOVERY FUND

6/30/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS International New Discovery Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/07

ISSUER                                                                                           SHARES/PAR             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.2%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Cobham PLC                                                                                        4,708,950        $   19,112,704
---------------------------------------------------------------------------------------------------------------------------------
Embraer-Empresa Brasileira de Aeronautica S.A., ADR                                                 707,850            34,125,449
---------------------------------------------------------------------------------------------------------------------------------
Finmeccanica S.p.A. (l)                                                                             978,530            30,003,797
---------------------------------------------------------------------------------------------------------------------------------
Meggitt PLC                                                                                       1,592,677             9,803,233
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   93,045,183
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Air Berlin PLC (l)                                                                                  964,701        $   20,477,125
---------------------------------------------------------------------------------------------------------------------------------
Airports of Thailand Public Co. Ltd.                                                              3,606,400             6,163,001
---------------------------------------------------------------------------------------------------------------------------------
Arriva PLC                                                                                        1,626,120            22,291,723
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Lufthansa AG                                                                               298,080             8,362,910
---------------------------------------------------------------------------------------------------------------------------------
Tam S.A., ADR (l)                                                                                   450,000            14,895,000
---------------------------------------------------------------------------------------------------------------------------------
Thai Airways International Public Co. Ltd.                                                        7,000,000             8,769,008
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   80,958,767
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A. (l)                                                                               30,360        $    6,716,778
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Adidas AG                                                                                           253,600        $   16,028,447
---------------------------------------------------------------------------------------------------------------------------------
Burberry Group PLC                                                                                  279,600             3,819,759
---------------------------------------------------------------------------------------------------------------------------------
Cremer S.A                                                                                          741,200             8,762,501
---------------------------------------------------------------------------------------------------------------------------------
Hugo Boss AG                                                                                         37,400             2,454,517
---------------------------------------------------------------------------------------------------------------------------------
Hugo Boss AG, IPS                                                                                    33,500             2,005,714
---------------------------------------------------------------------------------------------------------------------------------
Li & Fung Ltd.                                                                                    4,811,000            17,322,800
---------------------------------------------------------------------------------------------------------------------------------
Tod's S.p.A (l)                                                                                      33,262             2,968,123
---------------------------------------------------------------------------------------------------------------------------------
Valentino Fashion Group S.p.A                                                                        24,470             1,138,627
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   54,500,488
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Bridgestone Corp. (l)                                                                               377,300        $    8,087,954
---------------------------------------------------------------------------------------------------------------------------------
Continental AG                                                                                      424,619            59,896,764
---------------------------------------------------------------------------------------------------------------------------------
Kongsberg Automotive A.S.A                                                                          261,000             2,189,968
---------------------------------------------------------------------------------------------------------------------------------
Toyota Industries Corp.                                                                             294,700            13,711,429
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   83,886,115
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Actelion Ltd. (a)                                                                                   760,050        $   33,913,025
---------------------------------------------------------------------------------------------------------------------------------
CSL Ltd. (l)                                                                                        311,152            23,218,038
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   57,131,063
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Antena 3 de Television S.A. (l)                                                                      55,438        $    1,154,159
---------------------------------------------------------------------------------------------------------------------------------
Fuji Television Network, Inc.                                                                        13,000            26,178,393
---------------------------------------------------------------------------------------------------------------------------------
Gestevision Telecinco S.A. (l)                                                                      605,350            17,174,590
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                            480,580            13,268,814
---------------------------------------------------------------------------------------------------------------------------------
Nippon Television Network Corp.                                                                     105,000            14,340,465
---------------------------------------------------------------------------------------------------------------------------------
Societe Television Francaise 1                                                                      249,489             8,630,566
---------------------------------------------------------------------------------------------------------------------------------
Taylor Nelson Sofres PLC                                                                          4,000,000            18,913,171
---------------------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                                     2,390,390            35,750,785
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  135,410,943
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Aberdeen Asset Management PLC                                                                       876,300        $    3,423,612
---------------------------------------------------------------------------------------------------------------------------------
Almancora SCA                                                                                        31,360             3,649,692
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                                                                                   86,600             9,816,235
---------------------------------------------------------------------------------------------------------------------------------
Julius Baer Hollding Ltd.                                                                           272,600            19,486,222
---------------------------------------------------------------------------------------------------------------------------------
Rathbone Brothers PLC                                                                             1,409,448            35,380,789
---------------------------------------------------------------------------------------------------------------------------------
Van Lanschot N.V                                                                                     34,657             3,377,269
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   75,133,819
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Amadeus Fire AG                                                                                     243,158        $    6,647,864
---------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (a)(l)                                                                                  414,040            16,487,073
---------------------------------------------------------------------------------------------------------------------------------
Bunzl PLC                                                                                         2,263,547            31,325,614
---------------------------------------------------------------------------------------------------------------------------------
Experian Group Ltd.                                                                                 759,806             9,570,283
---------------------------------------------------------------------------------------------------------------------------------
Intertek Group PLC                                                                                1,026,380            20,118,750
---------------------------------------------------------------------------------------------------------------------------------
JFE Shoji Holdings, Inc.                                                                          1,947,000            15,113,735
---------------------------------------------------------------------------------------------------------------------------------
John Menzies PLC                                                                                    199,609             2,204,098
---------------------------------------------------------------------------------------------------------------------------------
Klockner & Co. AG (l)                                                                               300,040            21,788,235
---------------------------------------------------------------------------------------------------------------------------------
Satyam Computer Services Ltd., ADR (l)                                                            1,231,740            30,497,882
---------------------------------------------------------------------------------------------------------------------------------
TAKKT AG                                                                                            314,000             5,591,679
---------------------------------------------------------------------------------------------------------------------------------
USS Co. Ltd (l)                                                                                     100,000             6,374,081
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  165,719,294
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
NDS Group PLC, ADR (a)(l)                                                                            61,500        $    2,887,425
---------------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc.                                                                           522,900            21,982,716
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   24,870,141
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Hoganas AB                                                                                          165,700        $    4,915,112
---------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                          54,000            10,525,905
---------------------------------------------------------------------------------------------------------------------------------
Victrex PLC                                                                                         271,200             3,877,684
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,318,701
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Business Objects S.A                                                                                458,280        $   17,883,773
---------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd. (a)                                                           92,600             2,112,206
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,995,979
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Acer, Inc.                                                                                        3,000,000        $    6,115,743
---------------------------------------------------------------------------------------------------------------------------------
Cap Gemini S.A                                                                                      472,780            34,575,493
---------------------------------------------------------------------------------------------------------------------------------
Detica Group PLC                                                                                    174,500             1,342,887
---------------------------------------------------------------------------------------------------------------------------------
Fujitsu Ltd.                                                                                      1,500,000            11,059,234
---------------------------------------------------------------------------------------------------------------------------------
HCL Technologies Ltd.                                                                             2,474,000            20,904,859
---------------------------------------------------------------------------------------------------------------------------------
Indra Sistemas S.A. (l)                                                                              99,200             2,472,980
---------------------------------------------------------------------------------------------------------------------------------
Wincor Nixdorf AG                                                                                   200,000            18,537,208
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   95,008,404
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
DCC PLC                                                                                             151,000        $    5,092,778
---------------------------------------------------------------------------------------------------------------------------------
Smiths Group PLC                                                                                    177,067             4,212,532
---------------------------------------------------------------------------------------------------------------------------------
ThyssenKrupp AG                                                                                     942,540            56,168,451
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   65,473,761
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
CRH PLC                                                                                             685,340        $   33,820,890
---------------------------------------------------------------------------------------------------------------------------------
Geberit AG                                                                                           18,000             3,070,314
---------------------------------------------------------------------------------------------------------------------------------
Kaufman & Broad S.A                                                                                  60,200             4,661,936
---------------------------------------------------------------------------------------------------------------------------------
Nexity International                                                                                325,020            27,052,213
---------------------------------------------------------------------------------------------------------------------------------
SARE Holding S.A. de C.V., "B"                                                                    7,595,467            12,500,338
---------------------------------------------------------------------------------------------------------------------------------
Schindler Holding AG                                                                                295,800            19,605,597
---------------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd. (l)                                                                     3,000,000            23,214,648
---------------------------------------------------------------------------------------------------------------------------------
Wienerberger AG                                                                                     531,650            39,205,615
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  163,131,551
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                                                  772,960        $   18,334,611
---------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc. (l)                                                                              63,300             2,326,275
---------------------------------------------------------------------------------------------------------------------------------
Beiersdorf AG                                                                                        87,000             6,184,524
---------------------------------------------------------------------------------------------------------------------------------
Christian Dior S.A                                                                                  605,950            78,375,477
---------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A" (l)                                                                     86,800             3,950,268
---------------------------------------------------------------------------------------------------------------------------------
Henkel KGaA, IPS                                                                                    926,700            48,945,565
---------------------------------------------------------------------------------------------------------------------------------
Kao Corp.                                                                                           800,000            20,721,855
---------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                        2,644,890            11,486,855
---------------------------------------------------------------------------------------------------------------------------------
Kose Corp. (l)                                                                                      500,000            14,169,136
---------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                               450,658            24,670,552
---------------------------------------------------------------------------------------------------------------------------------
Societe BIC S.A                                                                                      65,824             4,854,695
---------------------------------------------------------------------------------------------------------------------------------
Uni-Charm Corp.                                                                                     246,500            13,990,784
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  248,010,597
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Smurfit Kappa PLC                                                                                   694,933        $   17,376,575
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Hitachi Cable (l)                                                                                 1,900,000        $   11,138,809
---------------------------------------------------------------------------------------------------------------------------------
Legrand S.A                                                                                         932,520            33,558,463
---------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Electric Corp.                                                                         2,246,000            20,826,860
---------------------------------------------------------------------------------------------------------------------------------
Nexans S.A                                                                                          159,050            26,434,200
---------------------------------------------------------------------------------------------------------------------------------
OMRON Corp.                                                                                         300,000             7,892,493
---------------------------------------------------------------------------------------------------------------------------------
Pfeiffer Vacuum Technology AG                                                                        25,550             2,448,790
---------------------------------------------------------------------------------------------------------------------------------
Prysmian S.p.A                                                                                    1,629,637            39,613,154
---------------------------------------------------------------------------------------------------------------------------------
Saft Groupe S.A                                                                                      70,500             2,965,598
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  144,878,367
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 6.3%
---------------------------------------------------------------------------------------------------------------------------------
ARM Holdings PLC                                                                                  8,676,140        $   25,365,285
---------------------------------------------------------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                                                                       3,500,000            25,361,346
---------------------------------------------------------------------------------------------------------------------------------
ASML Holding N.V. (a)                                                                             1,407,272            38,629,616
---------------------------------------------------------------------------------------------------------------------------------
ASML Holding N.V                                                                                    134,500             3,706,536
---------------------------------------------------------------------------------------------------------------------------------
Cenit AG Systemhaus                                                                                 113,000             1,819,984
---------------------------------------------------------------------------------------------------------------------------------
EPCOS AG                                                                                            241,620             4,725,875
---------------------------------------------------------------------------------------------------------------------------------
Funai Electric Co. Ltd. (l)                                                                         200,000            11,676,343
---------------------------------------------------------------------------------------------------------------------------------
Hirose Electric Co. Ltd. (l)                                                                        189,100            24,905,217
---------------------------------------------------------------------------------------------------------------------------------
Konica Minolta Holdings, Inc.                                                                     2,889,500            42,677,930
---------------------------------------------------------------------------------------------------------------------------------
Melexis N.V                                                                                         184,500             3,331,004
---------------------------------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                                                      975,000            17,219,155
---------------------------------------------------------------------------------------------------------------------------------
Realtek Semiconductor Corp.                                                                       1,584,500             7,858,379
---------------------------------------------------------------------------------------------------------------------------------
Richtek Technology Corp.                                                                            600,000             9,493,093
---------------------------------------------------------------------------------------------------------------------------------
SAES Getters S.p.A                                                                                  113,180             4,245,063
---------------------------------------------------------------------------------------------------------------------------------
Taiyo Yuden Co.                                                                                     600,000            13,909,301
---------------------------------------------------------------------------------------------------------------------------------
Tokyo Electron Ltd.                                                                                 372,200            27,441,647
---------------------------------------------------------------------------------------------------------------------------------
Vacon Oyj                                                                                           149,600             6,399,521
---------------------------------------------------------------------------------------------------------------------------------
Venture Corp. Ltd.                                                                                2,000,000            20,520,864
---------------------------------------------------------------------------------------------------------------------------------
Wolfson Microelectronics PLC                                                                      3,855,490            23,378,067
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  312,664,226
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
CONSOL Energy, Inc. (l)                                                                             240,420        $   11,085,766
---------------------------------------------------------------------------------------------------------------------------------
Niko Resources Ltd.                                                                                 100,000             9,126,835
---------------------------------------------------------------------------------------------------------------------------------
OMV AG                                                                                              153,702            10,256,635
---------------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                             3,841,740            74,463,534
---------------------------------------------------------------------------------------------------------------------------------
Venture Production PLC                                                                              352,800             5,198,547
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  110,131,317
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Cimarex Energy Co. (l)                                                                              693,980        $   27,349,752
---------------------------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Bilfinger Berger AG                                                                                 337,970        $   29,820,586
---------------------------------------------------------------------------------------------------------------------------------
Koninklijke BAM Groep N.V                                                                           200,000             5,642,287
---------------------------------------------------------------------------------------------------------------------------------
North American Energy Partners, Inc. (a)                                                          1,602,800            32,472,728
---------------------------------------------------------------------------------------------------------------------------------
Terna S.A                                                                                           800,000            14,075,880
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   82,011,481
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Associated British Foods PLC                                                                      2,299,760        $   40,821,818
---------------------------------------------------------------------------------------------------------------------------------
CSM N.V                                                                                             300,000            10,623,555
---------------------------------------------------------------------------------------------------------------------------------
Kerry Group PLC                                                                                     605,250            16,896,840
---------------------------------------------------------------------------------------------------------------------------------
Nong Shim Co. Ltd.                                                                                   79,398            22,602,884
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   90,945,097
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Lawson, Inc.                                                                                        300,000        $   10,377,167
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Sonae Industria SGPS S.A                                                                            800,000        $   11,609,348
---------------------------------------------------------------------------------------------------------------------------------
Votorantim Celulose e Papel S.A., ADR                                                               608,770            13,861,693
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   25,471,041
---------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Ekornes A.S.A                                                                                       104,600        $    2,374,523
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
IG Group Holdings PLC                                                                             4,282,450        $   25,220,369
---------------------------------------------------------------------------------------------------------------------------------
Ladbrokes PLC                                                                                     1,488,280            12,869,039
---------------------------------------------------------------------------------------------------------------------------------
OPAP S.A                                                                                             37,300             1,318,369
---------------------------------------------------------------------------------------------------------------------------------
William Hill PLC                                                                                  1,196,000            14,650,157
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   54,057,934
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Admiral Group PLC                                                                                   617,300        $   10,951,029
---------------------------------------------------------------------------------------------------------------------------------
Aflac, Inc. (l)                                                                                     901,480            46,336,072
---------------------------------------------------------------------------------------------------------------------------------
Amlin PLC                                                                                         4,005,880            22,505,737
---------------------------------------------------------------------------------------------------------------------------------
Benfield Group PLC                                                                                  213,100             1,369,863
---------------------------------------------------------------------------------------------------------------------------------
Catlin Group Ltd.                                                                                 4,731,120            45,210,357
---------------------------------------------------------------------------------------------------------------------------------
CNP Assurances S.A                                                                                  360,932            46,103,847
---------------------------------------------------------------------------------------------------------------------------------
Hiscox Ltd.                                                                                       4,325,102            24,673,971
---------------------------------------------------------------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC                                                                  1,314,100            10,871,987
---------------------------------------------------------------------------------------------------------------------------------
Kiln PLC                                                                                          7,000,000            16,021,047
---------------------------------------------------------------------------------------------------------------------------------
Legal & General Group PLC                                                                         6,238,810            18,689,133
---------------------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd.                                                                            973,661            25,759,214
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  268,492,257
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Freenet AG                                                                                          325,650        $   10,604,902
---------------------------------------------------------------------------------------------------------------------------------
Universo Online S.A., IPS                                                                         1,057,500             6,305,740
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   16,910,642
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Heiwa Corp. (l)                                                                                     500,000        $    6,146,726
---------------------------------------------------------------------------------------------------------------------------------
NAMCO BANDAI Holdings, Inc. (l)                                                                   2,677,200            42,303,043
---------------------------------------------------------------------------------------------------------------------------------
Sankyo Co. Ltd.                                                                                     300,000            12,642,605
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   61,092,374
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 6.7%
---------------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"                                                                                 604,266        $   10,082,809
---------------------------------------------------------------------------------------------------------------------------------
Bucyrus International, Inc. (l)                                                                     150,000            10,617,000
---------------------------------------------------------------------------------------------------------------------------------
Burckhardt Compression Holding AG                                                                    73,405            17,782,487
---------------------------------------------------------------------------------------------------------------------------------
Demag Cranes AG                                                                                     277,920            18,424,696
---------------------------------------------------------------------------------------------------------------------------------
Finning International, Inc.                                                                       1,375,940            39,201,603
---------------------------------------------------------------------------------------------------------------------------------
GEA Group AG                                                                                      1,068,600            37,183,372
---------------------------------------------------------------------------------------------------------------------------------
Harsco Corp.                                                                                        500,000            26,000,000
---------------------------------------------------------------------------------------------------------------------------------
KCI Konecranes PLC                                                                                  861,592            35,966,309
---------------------------------------------------------------------------------------------------------------------------------
Mitsui Mining & Smelting Co. Ltd.                                                                 5,179,000            24,222,354
---------------------------------------------------------------------------------------------------------------------------------
Neopost S.A. (l)                                                                                    215,628            31,534,740
---------------------------------------------------------------------------------------------------------------------------------
Rotork PLC                                                                                          136,600             2,491,956
---------------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                          259,800             5,243,717
---------------------------------------------------------------------------------------------------------------------------------
Timken Co. (l)                                                                                    1,100,000            39,721,000
---------------------------------------------------------------------------------------------------------------------------------
Wartsila Corp.                                                                                      482,600            31,719,868
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  330,191,911
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
Allied Irish Banks PLC                                                                              107,400        $    2,935,221
---------------------------------------------------------------------------------------------------------------------------------
Banco Santander Chile, ADR                                                                          192,770             9,549,826
---------------------------------------------------------------------------------------------------------------------------------
Chiba Bank Ltd. (l)                                                                               2,988,000            26,542,747
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Postbank AG (l)                                                                            448,830            39,476,343
---------------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                                                      102,050             7,966,850
---------------------------------------------------------------------------------------------------------------------------------
Joyo Bank Ltd.                                                                                    2,500,000            15,549,511
---------------------------------------------------------------------------------------------------------------------------------
Korea Exchange Bank (z)                                                                           1,300,000            19,348,379
---------------------------------------------------------------------------------------------------------------------------------
Natixis S.A. (l)                                                                                  1,846,060            44,966,345
---------------------------------------------------------------------------------------------------------------------------------
Raiffeisen International Bank Holding AG (l)                                                        141,570            22,415,991
---------------------------------------------------------------------------------------------------------------------------------
Shizuoka Bank Ltd. (l)                                                                            1,600,000            16,239,698
---------------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken AB, "A"                                                                       113,900             3,188,445
---------------------------------------------------------------------------------------------------------------------------------
Unibanco - Uniao de Bancos Brasileiros S.A., GDR                                                    277,540            31,325,940
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  239,505,296
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
OPG Groep NV                                                                                        986,760        $   35,932,347
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                                                        111,600        $    5,102,352
---------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                        499,200            19,099,392
---------------------------------------------------------------------------------------------------------------------------------
Fresenius AG, IPS                                                                                   282,000            21,474,899
---------------------------------------------------------------------------------------------------------------------------------
Miraca Holdings, Inc. (l)                                                                           893,200            17,914,043
---------------------------------------------------------------------------------------------------------------------------------
QIAGEN N.V. (l)                                                                                     304,200             5,444,022
---------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                       230,830            27,696,005
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   96,730,713
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Acerinox S.A. (l)                                                                                   500,000        $   12,181,538
---------------------------------------------------------------------------------------------------------------------------------
First Quantum Minerals Ltd.                                                                         330,000            28,224,501
---------------------------------------------------------------------------------------------------------------------------------
Inmet Mining Corp.                                                                                  571,610            44,317,524
---------------------------------------------------------------------------------------------------------------------------------
Salzgitter AG                                                                                       225,370            43,381,285
---------------------------------------------------------------------------------------------------------------------------------
Steel Authority of India Ltd.                                                                     5,000,000            16,079,106
---------------------------------------------------------------------------------------------------------------------------------
Vedanta Resources PLC                                                                               500,000            16,127,440
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  160,311,394
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Gaz de France (l)                                                                                   572,300        $   28,837,859
---------------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                                                4,000,000            18,967,967
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   47,805,826
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Enagas S.A. (l)                                                                                     281,900        $    6,971,190
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Digital Multimedia Technologies S.p.A. (a)                                                          171,110        $   14,629,700
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Acergy S.A                                                                                          998,520        $   22,680,557
---------------------------------------------------------------------------------------------------------------------------------
Fugro N.V. (l)                                                                                      395,304            25,087,376
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                 295,540            21,352,765
---------------------------------------------------------------------------------------------------------------------------------
Saipem S.p.A                                                                                        752,450            25,708,666
---------------------------------------------------------------------------------------------------------------------------------
Vallourec S.A. (l)                                                                                   21,400             6,839,055
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  101,668,419
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 7.0%
---------------------------------------------------------------------------------------------------------------------------------
Aeon Credit Service Co. Ltd.                                                                      1,234,500        $   19,586,805
---------------------------------------------------------------------------------------------------------------------------------
Akbank T.A.S                                                                                      2,101,575            11,690,541
---------------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                                                                          657,878            13,367,349
---------------------------------------------------------------------------------------------------------------------------------
Babcock & Brown Ltd. (l)                                                                          1,000,000            27,202,236
---------------------------------------------------------------------------------------------------------------------------------
Bank of Queensland Ltd. (l)                                                                         557,285             8,203,465
---------------------------------------------------------------------------------------------------------------------------------
Close Brothers Group PLC                                                                            268,400             4,601,932
---------------------------------------------------------------------------------------------------------------------------------
Credicorp Ltd.                                                                                      125,000             7,646,250
---------------------------------------------------------------------------------------------------------------------------------
Credito Emiliano S.p.A                                                                              636,400             9,005,367
---------------------------------------------------------------------------------------------------------------------------------
CSU Cardsystem S.A                                                                                1,629,990             9,719,426
---------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC                                                                                    1,084,780            19,206,895
---------------------------------------------------------------------------------------------------------------------------------
Hachijuni Bank Ltd. (l)                                                                           2,250,000            15,839,795
---------------------------------------------------------------------------------------------------------------------------------
Hana Financial Group, Inc.                                                                          587,151            28,631,436
---------------------------------------------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                                                              285,000            14,239,148
---------------------------------------------------------------------------------------------------------------------------------
Komercni Banka A.S                                                                                  150,000            27,921,100
---------------------------------------------------------------------------------------------------------------------------------
Northern Rock PLC                                                                                    80,100             1,388,411
---------------------------------------------------------------------------------------------------------------------------------
Old Mutual PLC                                                                                    8,647,400            29,125,550
---------------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                                  200,100            23,111,550
---------------------------------------------------------------------------------------------------------------------------------
Sapporo Hokuyo Holdings, Inc.                                                                         1,600            17,668,791
---------------------------------------------------------------------------------------------------------------------------------
SNS REAAL Groep N.V                                                                                 997,760            22,537,239
---------------------------------------------------------------------------------------------------------------------------------
Unione di Banche Italiane Scpa                                                                    1,466,300            37,210,139
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  347,903,425
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                                                               5,350,380        $   46,233,430
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Hisamitsu Pharmaceutical Co., Inc.                                                                  750,000        $   20,705,615
---------------------------------------------------------------------------------------------------------------------------------
Laboratorios Almirall S.A                                                                           700,000            13,879,630
---------------------------------------------------------------------------------------------------------------------------------
Merck KGaA                                                                                          223,000            30,674,259
---------------------------------------------------------------------------------------------------------------------------------
Novo Nordisk A/S, "B"                                                                               192,770            21,035,574
---------------------------------------------------------------------------------------------------------------------------------
STADA Arzneimittel AG (l)                                                                           200,000            12,713,907
---------------------------------------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd.                                                                           1,899,000            22,635,963
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  121,644,948
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Biffa PLC                                                                                           434,932        $    2,352,187
---------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Aur Resources, Inc.                                                                                 584,610        $   17,437,088
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Bloomsbury Publishing PLC                                                                           281,300        $    1,118,209
---------------------------------------------------------------------------------------------------------------------------------
Fimalac S.A. (l)                                                                                     26,500             2,591,691
---------------------------------------------------------------------------------------------------------------------------------
Johnston Press PLC                                                                                  225,149             1,845,425
---------------------------------------------------------------------------------------------------------------------------------
PagesJaunes Groupe S.A                                                                               39,300               826,789
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                                   823,100            10,627,847
---------------------------------------------------------------------------------------------------------------------------------
Schibsted A.S.A                                                                                     451,430            20,598,408
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   37,608,369
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Jinhui Shipping & Transportation Ltd.                                                             2,000,000        $   18,407,035
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Wohnen AG                                                                                  132,800        $    6,892,958
---------------------------------------------------------------------------------------------------------------------------------
Great Eagle Holdings Ltd.                                                                         2,000,000             7,009,465
---------------------------------------------------------------------------------------------------------------------------------
Hang Lung Group Ltd.                                                                              3,000,000            13,545,664
---------------------------------------------------------------------------------------------------------------------------------
Hong Kong Land Holdings Ltd.                                                                      2,979,000            13,405,500
---------------------------------------------------------------------------------------------------------------------------------
Hypo Real Estate Holding AG                                                                          35,100             2,273,599
---------------------------------------------------------------------------------------------------------------------------------
Leopalace21 Corp.                                                                                   308,600            10,549,357
---------------------------------------------------------------------------------------------------------------------------------
Sumitomo Realty & Development Co. Ltd.                                                              500,000            16,320,896
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   69,997,439
---------------------------------------------------------------------------------------------------------------------------------
SPECIAL PRODUCTS & SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Filtrona PLC                                                                                      1,078,500        $    5,617,734
---------------------------------------------------------------------------------------------------------------------------------
Whatman PLC                                                                                         173,000               922,144
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,539,878
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd. (l)                                                                          1,527,000        $   20,631,952
---------------------------------------------------------------------------------------------------------------------------------
Croda International PLC                                                                             416,900             5,291,086
---------------------------------------------------------------------------------------------------------------------------------
Linde AG (l)                                                                                        447,355            53,969,370
---------------------------------------------------------------------------------------------------------------------------------
Lonza Group AG                                                                                       73,335             6,728,739
---------------------------------------------------------------------------------------------------------------------------------
Rhodia S.A                                                                                          380,698            17,385,431
---------------------------------------------------------------------------------------------------------------------------------
Symrise AG                                                                                        1,875,574            56,126,139
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  160,132,717
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Bulgari S.p.A                                                                                     1,442,600        $   23,136,153
---------------------------------------------------------------------------------------------------------------------------------
Inchcape PLC                                                                                        226,500             2,255,187
---------------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                            524,690            21,029,549
---------------------------------------------------------------------------------------------------------------------------------
Pendragon PLC                                                                                     4,769,139             7,513,478
---------------------------------------------------------------------------------------------------------------------------------
Praktiker Bau-und Heimwerkermaerkte Holding AG                                                      435,030            17,663,741
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   71,598,108
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.                                                              200,000        $   11,459,459
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
China Netcom Group Corp. Ltd.                                                                    11,067,000        $   30,576,516
---------------------------------------------------------------------------------------------------------------------------------
Elisa Oyj, "A" (l)                                                                                  143,600             3,915,918
---------------------------------------------------------------------------------------------------------------------------------
Hellenic Telecommunications Organization S.A                                                        800,000            24,795,204
---------------------------------------------------------------------------------------------------------------------------------
Royal KPN N.V                                                                                     2,662,930            44,169,431
---------------------------------------------------------------------------------------------------------------------------------
Telecom Argentina S.A., ADR (a)                                                                     719,320            17,925,454
---------------------------------------------------------------------------------------------------------------------------------
Telekom Austria AG                                                                                  909,300            22,692,715
---------------------------------------------------------------------------------------------------------------------------------
Telenor A.S.A                                                                                     2,178,880            42,507,381
---------------------------------------------------------------------------------------------------------------------------------
Telus Corp. (non-voting)                                                                            384,419            22,696,925
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  209,279,544
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Swedish Match AB                                                                                    822,400        $   15,890,370
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
TNT N.V                                                                                             964,940        $   43,515,962
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
ACEA S.p.A                                                                                          603,300        $   12,047,974
---------------------------------------------------------------------------------------------------------------------------------
AES Tiete S.A., IPS                                                                             229,097,000             8,909,196
---------------------------------------------------------------------------------------------------------------------------------
British Energy Group PLC                                                                          2,346,820            25,400,199
---------------------------------------------------------------------------------------------------------------------------------
CEZ AS                                                                                              500,000            25,797,947
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., ADR (l)                                                                               500,000            10,025,000
---------------------------------------------------------------------------------------------------------------------------------
Equatorial Energia S.A., IEU                                                                        987,160             9,863,410
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   92,043,726
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                              $4,918,234,818
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 7.1%
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.33%, dated 6/29/07, due 7/02/07, total to be received
$300,044,417 (secured by various U.S. Treasury and Federal Agency obligations and
Mortgage Backed securities in a jointly traded account)                                         300,000,000        $  300,000,000
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch, 5.38%, dated 6/29/07, due 7/02/07, total to be received $51,299,685
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account)                                                   51,292,027            51,292,027
---------------------------------------------------------------------------------------------------------------------------------
TOTAL COLLATERAL FOR SECURITIES LOANED AT NET ASSET VALUE                                                          $  351,292,027
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS (v) - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.34%, at Net Asset Value                            $ 25,115,216        $   25,115,216
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                               $ 5,294,642,061
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (6.8)%                                                                              (338,994,385)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                             $ 4,955,647,676
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                         ACQUISITION                 ACQUISITION                 CURRENT            TOTAL % OF
RESTRICTED SECURITIES                       DATE                        COST                   MARKET VALUE         NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
Korea Exchange Bank                    3/4/07 - 3/12/07              $21,153,803               $ 19,348,379             0.4%

The following abbreviations are used in this report and are defined:

ADR      American Depository Receipt
GDR      Global Depository Receipt
IEU      International Equity Unit
IPS      International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERNATIONAL NEW DISCOVERY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 6/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                      $4,236,071,337
                                                                                    ==============
Gross unrealized appreciation                                                       $1,117,401,881
Gross unrealized depreciation                                                          (58,831,157)
                                                                                    --------------
      Net unrealized appreciation (depreciation)                                    $1,058,570,724
                                                                                    ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended June 30, 2007, is set forth below:

                                                 BEGINNING         ACQUISITIONS          DISPOSITIONS            ENDING
                                                SHARES/PAR          SHARES/PAR            SHARES/PAR           SHARES/PAR
AFFILIATE                                         AMOUNT              AMOUNT                AMOUNT               AMOUNT
--------------------------------------------------------------------------------------------------------------------------

MFS Institutional Money Market Portfolio            -               87,841,891           (62,726,675)          25,115,216

                                                                  CAPITAL GAIN
                                                 REALIZED         DISTRIBUTIONS
                                                   GAIN          FROM UNDERLYING           DIVIDEND                ENDING
AFFILIATE                                         (LOSS)              FUNDS                 INCOME                  VALUE

--------------------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio         $   -              $   -                 $ 182,559             $ 25,115,216

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of June 30, 2007, are as follows:

-----------------------------------------
Germany                             14.1%
-----------------------------------------
United Kingdom                      13.8%
-----------------------------------------
Japan                               13.7%
-----------------------------------------
France                               8.6%
-----------------------------------------
Canada                               5.9%
-----------------------------------------
United States                        5.0%
-----------------------------------------
Netherlands                          4.7%
-----------------------------------------
Italy                                4.0%
-----------------------------------------
Switzerland                          2.8%
-----------------------------------------
Other Countries                     27.4%
-----------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: August 21, 2007
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: August 21, 2007
      ---------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 21, 2007
      ---------------


*  Print name and title of each signing officer under his or her signature.